PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) - The company - Unfunded Pension - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employer's contribution	Rp 41	Rp 55
Pre retirement employees inactiveness period	6 months
Retirement age	56 years
Pension benefit obligations at beginning of year	Rp 1,479	1,830
Service costs	28	29
Interest income	89	134
Actuarial losses recognized in OCI	(89)	94
Benefits paid by employer	(545)	(608)
Pension benefit obligations at end of year	Rp 962	Rp 1,479